Document and Entity Information Statement	Apr. 30, 2020	Jan. 30, 2020
Entity Information [Line Items]
Document Type	8-K
Document Period End Date	Apr. 30, 2020
Entity Registrant Name	AMAZON.COM, INC.
Entity Incorporation, State or Country Code		DE
Entity File Number		000-22513
Entity Tax Identification Number		91-1646860
Entity Address, Address Line One	410 Terry Avenue North
Entity Address, City or Town	Seattle
Entity Address, State or Province	WA
Entity Address, Postal Zip Code	98109-5210
City Area Code	206
Local Phone Number	266-1000
Written Communications		false
Soliciting Material		false
Pre-commencement Tender Offer		false
Pre-commencement Issuer Tender Offer		false
Title of 12(b) Security		Common Stock, par value $.01 per share
Trading Symbol		AMZN
Security Exchange Name		NASDAQ
Entity Emerging Growth Company		false
Entity Central Index Key	0001018724
Amendment Flag	false